Revenue (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($) customer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 221,882	$ 177,934	$ 159,366
Number of customers individually representing more than 5 per cent of entity's revenues | customer	0	0	0
Threshold percentage for reporting individual customer revenue	5.00%	5.00%	5.00%
Sales of goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 84,984	$ 65,126	$ 50,426
Commissions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	47,829	35,345	39,540
Fulfillment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	31,774	36,392	36,992
Value added services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	32,843	25,665	21,754
Marketing and advertising
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	18,041	10,778	8,799
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 6,411	$ 4,628	$ 1,855